Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 153	$ 150
Amortization expense, next twelve months	97
Amortization expense, year two	97
Amortization expense, year three	97
Amortization expense, year four	97
Amortization expense, year five	97
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 123	$ 113